INCOME TAXES (Tables)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Major components of income tax expense/recovery
Income Tax Expense (Recovery)

For the years ended December 31,	2019	2018
Current tax expense (recovery)
Current tax expense in respect of the current year	$91.8	$97.5
Adjustment for prior periods	1.6	35.0
Impact of foreign exchange	0.7	3.8
Interest and penalties	0.9	2.5
	$95.0	$138.8

Deferred income tax (recovery) expense
Deferred income tax recovery recognized in the current year	$(30.3)	$(158.4)
Adjustment for prior periods	2.9	(7.5)
Impact of foreign exchange	17.1	148.1
	$(10.3)	$(17.8)
Net income tax expense	$84.7	$121.0

Reconciliation of income taxes calculated at statutory rates with the income tax expense
The following table reconciles income taxes calculated at statutory rates with the income tax expense in the consolidated statements of operations:

For the years ended December 31,	2019	2018
Earnings (loss) before income taxes	$310.3	$(176.7)
Canadian statutory tax rate (%)	26.5%	26.5%
Expected income tax expense (recovery)	82.2	(46.8)
Impact of higher foreign tax rates (i)	42.2	20.0
Impact of change in enacted tax rates (ii)(iii)	6.3	(5.0)
Permanent differences	(63.2)	38.8
Change in recognition of deferred tax assets	(20.6)	26.4
Foreign exchange and other translation amounts	(11.0)	32.2
True-up of tax provisions in respect of prior years	4.5	27.5
Withholding taxes	6.7	8.7
Mining taxes on profit	29.1	14.3
Planned distribution of foreign earnings of the company	9.0	0.9
Other	(0.5)	4.0
Net income tax expense	$84.7	$121.0
Income tax expense (recovery) is represented by:
Current income tax expense	$95.0	$138.8
Deferred income tax recovery	(10.3)	(17.8)
Net income tax expense	$84.7	$121.0
(i)The Company operates in multiple foreign tax jurisdictions that have tax rates that differ from the Canadian statutory rate.
(ii)In November 2016, the Quebec government enacted changes to the income tax rate as proposed in the 2016 provincial budget. Beginning in 2017, the provincial rate has been decreasing by 0.1% per year, and over 4 years will decrease from 11.9% to 11.5% in 2020.
(iii)On December 29, 2017 the Argentine government enacted tax reform legislation, which reduces the corporate rate from 35% to 30% in 2018 with a further reduction to 25% starting in 2020. On December 23, 2019, the Argentine government enacted a new law that would postpone the reduction to 25% until 2021.

Disclosure of temporary difference, unused tax losses and unused tax credits
The following is the analysis of the deferred income tax assets (liabilities) presented in the consolidated balance sheets:

As at December 31,	2019	2018
The net deferred income tax assets (liabilities) are classified as follows:
Deferred income tax assets	$80.8	$88.5
Deferred income tax liabilities	(1,041.4)	(1,129.3)
	$(960.6)	$(1,040.8)

For the year ended December 31, 2019	Opening balance	Recognized in profit or loss	Recognized in OCI	Divestitures	Closing balance
Deductible temporary differences	$16.3	$0.1	$—	$(4.6)	$11.8
Amounts related to tax losses	105.1	(2.5)	—	—	102.6
Financing costs	87.4	(15.7)	—	—	71.7
Environmental rehabilitation provision	11.0	7.9	—	(14.4)	4.5
Derivative liability	(0.9)	0.9	0.5	—	0.5
Property, plant and equipment	(1,260.3)	21.4	—	88.4	(1,150.5)
Other	0.6	(1.8)	—	—	(1.2)
Net deferred income tax liabilities	$(1,040.8)	$10.3	$0.5	$69.4	$(960.6)

For the year ended December 31, 2018	Opening balance	Recognized in profit or loss	Recognized in OCI	Divestitures	Closing balance
Deductible temporary differences	$24.7	$(1.4)	$—	$(7.0)	$16.3
Amounts related to tax losses	133.7	(26.8)	—	(1.8)	105.1
Financing costs	2.6	84.8	—	—	87.4
Environmental rehabilitation provision	15.8	(0.6)	—	(4.2)	11.0
Derivative liability	(1.4)	(6.6)	—	7.1	(0.9)
Property, plant and equipment	(1,226.0)	(30.9)	—	(3.4)	(1,260.3)
Other	1.3	(0.6)	—	(0.1)	0.6
Net deferred income tax liabilities	$(1,049.3)	$17.8	$—	$(9.3)	$(1,040.8)
Deferred tax assets have not been recognized in respect of the following items:

As at December 31,	2019	2018
Deductible temporary differences (no expiry)	$166.4	$63.1
Capital losses (no expiry)	149.1	148.8
Operating losses	121.6	342.8
	$437.1	$554.7

Unrecognized operating losses at December 31, 2019 will expire as follows:

	Canada	U.S.	Brazil	Chile	Argentina	Other	Total
2020	$—	$5.6	$—	$—	$—	$0.1	$5.7
2021	$—	$16.8	$—	$—	$—	$0.1	$16.9
2022	$—	$19.3	$—	$—	$—	$—	$19.3
2023	$—	$34.8	$—	$—	$—	$—	$34.8
2024	$—	$144.9	$—	$—	$—	$—	$144.9
2025 and onwards	$23.0	$—	$—	$—	$—	$12.9	$35.9
Unlimited	$—	$3.3	$185.3	$80.7	$—	$—	$269.3
	$23.0	$224.7	$185.3	$80.7	$—	$13.1	$526.8